CONVERTIBLE NOTES PAYABLE	6 Months Ended
Feb. 29, 2016
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

NOTE 4 - CONVERTIBLE NOTES PAYABLE

On August 5th, 2014, the Company issued a convertible promissory note to LG Capital in the amount of $36,750. The note was due on August 5th, 2015 and bears interest at 8% per annum. The loan becomes convertible 180 days after the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the lowest two (2) trading prices for the common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the conversion date. On April 27, 2015 $1,600 of principal debt along with $92 of accrued interest totaling $1,692 was converted into 205,118 common shares of the company, On July 21, 2015 $3,150 of principal debt along with $240 of accrued interest totaling $3,390 was converted into 112,074 common shares, On July 31, 2015 $4,000 of principal debt along with $314 of accrued interest totaling $4,314 was converted into 148,689 common shares of the company, On January 21, 2016 $6,500 of principal debt along with $757 of accrued interest totaling $7,257 was converted into 131,962,181 shares of the company. To date $15,250 of the principal debt of $36,750 has been converted into 132,428,062 common shares of the company.

On June 19, 2015 the Company issued a convertible promissory note to Gold Coast Capital, LLC in the amount of $25,000. The loan becomes convertible 180 days after the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 70% multiplied by the market price, which is the average of the lowest two (2) trading prices for the common stock during the forty-five (45) trading day period ending on the latest complete trading day prior to the conversion date. On September 15, 2015 $10,000 of principal debt was converted into 6,250,000 common shares, On September 24, 2015 $4,586 of principal debt was converted into 6,744,934 common shares, On October 9, 2015 $5,389 of principal debt was converted into 7,926,024 common shares. To date, $19,975 of the $25,000 of the debt has been converted into 20,920,958 shares. On December 10, 2015 the company entered into a debt settlement agreement with Gold Coast Capital LLC.

On July 31, 2015, the Company issued a convertible promissory note to Auctus Fund LLC. in the amount of $45,750. The note is due on May 1, 2016 and bears interest at 10% per annum. The loan becomes convertible 300 days after the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 50% multiplied by the lowest trading price during the previous twenty-five (25) day trading period ending on the latest complete trading day prior to the conversion date.